Reporting and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Nature Of Operations Policy
Nature of Operations  The Progressive insurance organization began business in 1937. The financial results of The Progressive Corporation include its subsidiaries and affiliates (references to “subsidiaries” in these notes include affiliates as well). Our insurance subsidiaries provide personal and commercial auto insurance, personal residential and commercial property insurance, general liability insurance, and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles, which we refer to as our special lines products. Our Commercial Lines segment writes auto-related primary liability and physical damage insurance, and general liability and property insurance, predominately for small businesses. Our Property segment writes residential property insurance for homeowners, other property owners, and renters. We operate our businesses throughout the United States through both the independent agency and direct channels.

Basis of Consolidation and Reporting
Basis of Consolidation and Reporting The accompanying consolidated financial statements include the accounts of The Progressive Corporation and ARX Holding Corp. (ARX), and their respective wholly owned insurance and non-insurance subsidiaries and affiliates, in which Progressive or ARX has a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation. All revenues are generated from external customers and we do not have a reliance on any major customer.
The Progressive Corporation owned 87.1% of the outstanding capital stock of ARX at December 31, 2019, 86.8% at December 31, 2018, and 69.0% at December 31, 2017. The increase in Progressive's ownership of ARX in 2018 is primarily due to the minority ARX stockholders exercising their rights to "put" a portion of their shares, including exercised stock options, to Progressive pursuant to the ARX stockholders' agreement. See Note 15 – Redeemable Noncontrolling Interest and Note 17 – Subsequent Event for further discussion.

Estimates
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact, results may, and will likely, differ from those estimates.

Investments
Investments  Our fixed-maturity securities and short-term investments are accounted for on an available-for-sale basis. Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.
Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. From time to time, we may also invest in municipal bonds that have maturity dates that are longer than one year but have either liquidity facilities or mandatory put features within one year.
Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments. These securities are carried at fair value, with the changes in fair value reported as a component of net holding period gains (losses) on securities reported in net income.
Derivative instruments may include futures, options, forward positions, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to variable cash flows of a forecasted transaction (cash flow hedge).
We did not have any derivatives outstanding at December 31, 2019 and 2018. To the extent we have derivatives held for general investment purposes, these derivative instruments would be recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net holding period gains (losses) on securities during the period of change.
Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. For cash flow hedges that are deemed to be effective, the changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction. If a hedge is deemed to become ineffective or discontinued, changes in fair value of the derivative instrument would be reported in income for the current period.
For derivatives settled through a clearinghouse, we will need cash to post initial margin and are subject to increases in margin beyond changes in fair value. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. For bi-lateral derivative positions, net cash requirements are limited to changes in fair values, which may vary as a result of changes in interest rates, currency exchange rates, and other factors. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of fixed-maturity securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.
We analyze our investment in fixed-maturity securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the consolidated statements of comprehensive income, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. For a discussion of the modifications to the accounting guidance relative to the impairment evaluation for available-for-sale securities, which is effective January 1, 2020, see the "New Accounting Standards" section of this Note 1, below.
Investment income consists of interest, dividends, and accretion (net of amortization). Interest is recognized on an accrual basis using the effective yield method, except for asset-backed securities, discussed below. Depending on the nature of the equity instruments, dividends are recorded at either the ex-dividend date or on an accrual basis.
Asset-backed securities, which are included in our fixed-maturity portfolio, are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, asset-backed securities below high investment-grade status (i.e., below AA-), and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of expected future repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are updated quarterly.
Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on equity securities, hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument), and derivatives.

Insurance Premiums and Receivables
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that are applicable to the unexpired risk. We provide insurance and related services to individuals and commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk.
For our Personal Lines and Commercial Lines businesses, we perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.
For our Property business, the risk of uncollectibility is relatively low. If premiums are unpaid by the policy due date, we provide advance notice of cancellation in accordance with each state’s requirements and, if the premiums remain unpaid after receipt of notice, cancel the policy and write off any remaining balance.

Deferred Acquisition Costs
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs, net of ceding allowances, are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes these costs will be fully recoverable in the near term.
Loss and Loss Adjustment Expense Reserves
Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance
Reinsurance  Our reinsurance activity includes transactions which are categorized as Regulated and Non-Regulated. Regulated refers to plans in which we participate that are governed by insurance regulations and include state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association, North Carolina Reinsurance Facility, Florida Hurricane Catastrophe Fund), as well as state-mandated involuntary plans for commercial vehicles (Commercial Automobile Insurance Procedures/Plans – CAIP) and federally regulated plans for flood (National Flood Insurance Program – NFIP); we act as a servicing agent for CAIP and as a participant in the “Write Your Own” program for the NFIP. Non-Regulated includes voluntary contractual arrangements primarily related to our Property business and to the transportation network company business written by our Commercial Lines segment. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums earned. See Note 7 – Reinsurance for further discussion.

Income Taxes
Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), net holding period gains (losses) on securities, write-downs on securities determined to be other-than-temporarily impaired), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, intangible assets, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property and Equipment
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for computer equipment and the straight-line method for all other fixed assets. We evaluate impairment whenever events or circumstances warrant such a review and write-off the impaired assets if appropriate.
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2019	2018	Useful Lives
Land	$161.6	$177.0	NA
Buildings, improvements, and integrated components	927.1	928.8	7-40 years
Capitalized software	367.1	327.0	3-10 years
Software licenses (internal use)	286.8	259.1	1-5 years
Computer equipment	223.3	123.2	3 years
All other property and equipment	385.9	349.8	3-10 years
Total cost	2,351.8	2,164.9
Accumulated depreciation	(1,138.1)	(1,033.2)
Balance at end of year	$1,213.7	$1,131.7
NA = Not applicable

At December 31, 2019 and 2018, included in other assets in the consolidated balance sheets is $32.9 million and $39.3 million, respectively, of “held for sale” property, which represents the fair value of these properties less the estimated costs to sell.

Goodwill and Intangible Assets
Goodwill and Intangible Assets Goodwill is the excess of the purchase price over the estimated fair value of the assets and liabilities acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized.
Intangible assets primarily arose through the acquisition of ARX and mainly represent the future premiums that will be recognized from the policies and agency relationships that existed at the acquisition date. See Note 16 – Goodwill and Intangible Assets for further discussion.
We evaluate our goodwill for impairment at least annually using a qualitative approach. If events or changes in circumstances indicate that the carrying value of goodwill or intangible assets may not be recoverable, we will evaluate such items for impairment using a quantitative approach.

Guaranty Fund Assessments
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based. Assessments that are available for recoupment from policyholders are capitalized when incurred; all other assessments are expensed.

Fees and Other Revenues
Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees and revenue from ceding commissions. Fees and other revenues are generally earned when invoiced, except for excess ceding commissions, which are earned over the policy period.

Service Revenues and Expenses
Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues and expenses from our commission-based businesses are recorded in the period in which they are earned or incurred. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans are expensed as incurred.

Equity-Based Compensation
Equity-Based Compensation  We issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Collectively, we refer to these awards as “restricted equity awards.” Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods. Dividend equivalent units are credited to outstanding restricted stock unit awards, both time-based and performance-based, at the time a dividend is paid to shareholders and paid upon vesting of the underlying award.
We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our equity compensation plans, under which (among other provisions) if the participant satisfies certain age and years-of-service requirements, the vesting and distribution of 50% of outstanding restricted equity awards accelerates upon reaching eligibility for a qualified retirement and shortly after the grant date for each subsequent award.
ARX also has nonqualified and incentive stock options outstanding that were issued prior to April 2015 as a form of equity compensation to certain of the officers and employees of ARX and its subsidiaries. These outstanding stock options are subject to the put/call features contained in the ARX stockholders’ agreement, pursuant to which The Progressive Corporation has the right, and can be required, to purchase all the shares underlying these awards. The vested stock options, and the shares issuable upon exercise of the stock options, are also subject to repurchase by ARX if the holder’s employment terminates. See Note 15 – Redeemable Noncontrolling Interest and Note 17 – Subsequent Event for further discussion. These stock options, which are treated for accounting purposes as liability awards, are expensed over the respective vesting periods based on the Black-Scholes value determined at period end.

Earnings Per Share
Earnings Per Common Share  Net income attributable to Progressive is reduced by preferred share dividends to determine net income available to common shareholders, and is used in our calculation of the per common share amounts. Basic earnings per common share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based restricted stock awards. Diluted earnings per common share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	earned but unvested time-based restricted equity awards, and

•	performance-based restricted equity awards that satisfied certain contingency conditions for unvested common stock equivalents during the period and are highly likely to continue to satisfy the conditions until the date of vesting.

Cash Flow, Supplemental Disclosures
Supplemental Cash Flow Information  Cash and cash equivalents include bank demand deposits and daily overnight reverse repurchase commitments of funds held in bank demand deposit accounts by ARX’s subsidiaries, and are not considered part of the investment portfolio. The amount of reverse repurchase commitments held by ARX’s subsidiaries at December 31, 2019, 2018, and 2017, were $46.3 million, $117.3 million, and $247.2 million, respectively. Restricted cash on our consolidated balance sheets represents cash that is restricted to pay flood claims under the National Flood Insurance Program’s “Write Your Own” program, for which subsidiaries of ARX are administrators. For the year ended December 31, 2019, non-cash activity includes declared but unpaid dividends of $1,375.4 million and operating lease liabilities arising from obtaining right-of-use assets of $63.1 million (see Note 13 – Leases for further discussion).
Our consolidated statement of cash flows for the year ended December 31, 2018, was revised to correct the classification of our acquisition of additional shares of ARX Holding Corp. from an investing activity to a financing activity; there was no overall impact on the decrease in cash, cash equivalents, and restricted cash that was reported for 2018.
For the years ended December 31, we paid the following:

(millions)	2019	2018	2017
Income taxes	$954.3	$702.6	$715.6
Interest	184.9	154.0	146.3
Operating lease liabilities	84.0	NA	NA

NA = Not applicable
Commitments and Contingencies
Commitments and Contingencies We have certain noncancelable purchase obligations for goods and services with minimum commitments of $857.0 million at December 31, 2019. In addition, we have several multiple-layer property catastrophe reinsurance contracts with various reinsurers with terms ranging from one to three years; the minimum commitment under these agreements at December 31, 2019, was $96.1 million.

New Accounting Standards
New Accounting Standards
Adopted
On January 1, 2019, we adopted the Accounting Standards Update (ASU) that requires lessees to report their operating leases as both an asset and liability on the statement of financial position and to disclose key information about leasing arrangements in the financial statement footnotes. We are reporting our operating leased assets and liabilities as a component of “other assets” and “accounts payable, accrued expenses, and other liabilities,”
respectively. We did not restate prior year information. Upon adoption of the ASU, based on our lease portfolio on January 1, 2019, and after applying the practical expedient under which we were not required to reassess any of our existing contracts, classification of our leases, or the initial direct costs for existing leases, we recorded a transition adjustment of $213.0 million for leased assets and $217.6 million for liabilities. The adoption of this ASU had no impact on our results of operations or cash flows. See Note 13 – Leases for further information.

On January 1, 2019, we adopted the ASU related to premium amortization on purchased callable debt securities. Under the ASU, the premium is required to be amortized to the earliest call date, which more closely aligns interest income recorded on bonds held at a premium with the economics of the underlying instrument. We applied the ASU on a modified retrospective basis, as required under the standard. Since we have historically used a yield-to-worst scenario for our securities that were purchased at a premium, and the first call on a premium security most often produces the lowest and most conservative yield, the adoption of this standard did not have an impact on our financial condition, cash flows, or results of operations.

Issued
In August 2018, the Financial Accounting Standards Board (FASB) issued an ASU, which provides additional guidance on the requirements for capitalizing and amortizing implementation costs incurred in a cloud computing arrangement that does not include a software license. This ASU is effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2019 (2020 for calendar-year companies). We adopted this standard on January 1, 2020, on a prospective basis, and do not expect this standard to have a material impact on our financial condition, cash flows, or results of operations.
In August 2018, the FASB issued an ASU, which amends the disclosure requirements for fair value measurements. The ASU requires companies to disclose the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The ASU also removes current disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. The ASU is effective for fiscal years beginning after December 15, 2019 (2020 for calendar-year companies), and should be applied prospectively for the additions to the disclosure requirements and applied retrospectively to all periods presented for all other amendments. As permitted by the
ASU, in 2018, we elected to partially early adopt the removal of current disclosure requirements and adopted the remaining disclosure requirements as of January 1, 2020. Since this standard only affected disclosure, there was no impact on our financial condition, cash flows, or results of operations.

In January 2017, the FASB issued an ASU, which eliminates the requirement to determine the implied fair value of goodwill in measuring an impairment loss. Upon adoption, the measurement of a goodwill impairment will represent the excess of the reporting unit’s carrying value over fair value, limited to the carrying value of goodwill. This ASU is effective for goodwill impairment tests in fiscal years beginning after December 15, 2019 (2020 for calendar-year companies), with early adoption permitted. This standard was adopted on January 1, 2020 and is not expected to have a material impact on our financial position or results of operations.

In June 2016, the FASB issued an ASU intended to improve the timing, and enhance the accounting and disclosure, of credit losses on financial assets. This update modified the existing accounting guidance related to the impairment evaluation for available-for-sale debt securities, reinsurance recoverables, and premiums receivables and could result in the creation of an allowance for credit losses as a contra asset account. The ASU requires a cumulative-effect change to retained earnings in the period of adoption and prospective changes on previously recorded impairments, to the extent applicable. This ASU is effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2019 (2020 for calendar-year companies). We adopted this standard as of January 1, 2020. To determine the existence of any credit-related impairment losses on our available-for-sale debt securities, we reviewed all such securities at December 31, 2019, by applying estimates of future cash flows and performance of those securities in a loss position and identifying market-related versus performance-related losses. For our reinsurance recoverables, we assessed the current credit quality and credit outlook for reinsurers with at-risk uncollateralized recoverables. In assessing premium receivables, which are short-term in nature, we assessed customer balances leveraging our current process for analyzing uncollectibility of premium receivables. Based on these analyses, we determined that no allowance for credit losses was necessary relative to our available-for-sale debt securities, reinsurance recoverables, or premiums receivable upon adoption of the ASU.